Nuveen Gresham Diversified Commodity Strategy Fund
Nuveen Gresham Diversified Commodity Strategy Fund
Investment Objective
The investment objective of the Fund is to seek attractive total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 26 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 27 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Gresham Diversified Commodity Strategy Fund (USD $)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Gresham Diversified Commodity Strategy Fund		Class A	Class C	Class I
Management Fees		0.97%	0.97%	0.97%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Total Other Expenses:	[1]	1.89%	1.89%	1.89%
Other Expenses of the Fund		1.01%	1.01%	1.01%
Expenses of the Subsidiary		0.88%	0.88%	0.88%
Total Annual Fund Operating Expenses		3.11%	3.86%	2.86%
Fee Waivers and/or Expense Reimbursements	[2]	(1.79%)	(1.79%)	(1.79%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.32%	2.07%	1.07%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2015 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.10% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to its expiration only with the approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Gresham Diversified Commodity Strategy Fund (USD $)	Class A	Class C	Class I
1 Year	702	210	109
3 Years	1,151	838	535
5 Years	1,805	1,674	1,179
10 Years	3,552	3,851	2,916

No Redemption
Expense Example, No Redemption Nuveen Gresham Diversified Commodity Strategy Fund (USD $)	Class A	Class C	Class I
1 Year	702	210	109
3 Years	1,151	838	535
5 Years	1,805	1,674	1,179
10 Years	3,552	3,851	2,916

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period July 30, 2012 through September 30, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in a diversified portfolio of commodity futures contracts and fixed income investments. The Fund’s investment strategy has two elements:
  A portfolio of exchange-traded commodity futures contracts providing long-only exposure to all principal groups in the global commodity markets which is actively managed by Gresham Investment Management LLC’s Near Term Active division (“Gresham”), a sub-adviser to the Fund, pursuant to its proprietary Tangible Asset Program® (referred to herein as “TAP®”); and
  A portfolio of cash equivalents, U.S. government securities and other high-quality short-term debt securities which is actively managed by Nuveen Asset Management, LLC (“Nuveen Asset Management”), the Fund’s other sub-adviser.
Commodity Investments. The Fund invests in a diversified portfolio of exchange-traded commodity futures contracts with an aggregate notional value substantially equal to the Fund’s net assets. The Fund invests in futures contracts in the six principal commodity groups in the global commodities markets: energy; industrial metals; agriculture; precious metals; foods and fibers; and livestock. The Fund may also invest in commodity-linked forward contracts, notes, swap agreements and other derivative instruments that provide investment exposure to commodities.

Although the Fund may make investments in commodity-linked derivative instruments directly, the Fund expects to primarily gain exposure to these investments by investing in the Gresham Diversified Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (referred to herein as the “Subsidiary”). The Subsidiary is advised by Nuveen Fund Advisors, LLC, the Fund’s investment adviser (the “Adviser”), and is sub-advised by Gresham. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity-linked derivative instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in commodity-linked derivative instruments. The Subsidiary is otherwise subject to the same fundamental and non-fundamental investment restrictions as the Fund. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments may also be deemed to include the Fund’s indirect investments through its Subsidiary.

The Fund intends to invest up to 25% of its net assets in the Subsidiary, which in turn invests in a diversified portfolio of exchange-traded commodity futures contracts. Because commodity futures contracts provide notional exposure that greatly exceeds the margin requirements for such positions, the Subsidiary will be able to use this small portion of the Fund’s net assets to gain exposure to commodity futures contracts with an aggregate notional value substantially equal to 100% of the Fund’s net assets.

Gresham actively manages the Subsidiary’s portfolio of commodity futures contracts pursuant to TAP®, a fully collateralized, long-only rules-based commodity investment strategy. Gresham currently bases its target weights on three inputs: (i) systematic calculations of the values of global commodity production; (ii) total U.S. dollar trading volume on commodity futures and forwards exchanges; and (iii) global import/export trade values. Gresham determines the TAP® rules governing the specific commodities in which the Subsidiary invests, and the relative target weighting of those commodities, annually. The target weights are expected to remain unchanged until the next annual determination. The Subsidiary’s portfolio concentration in any single commodity, commodity group and commodity complex is limited in an attempt to moderate volatility. Under normal market conditions, Gresham avoids exercising discretion with respect to target weights between annual determinations. However, the actual portfolio weights may vary during the year and may in certain circumstances be rebalanced subject to TAP®’s rule-based procedures. Generally, Gresham intends to invest in short-term commodity futures contracts with terms of one to three months but may invest in contracts with terms of up to twelve months. Gresham intends to replace expiring commodity futures contracts with contracts expiring at a future date (i.e., “roll” contracts) in order to avoid the Subsidiary taking physical delivery of a commodity.

Fixed Income Investments. Assets not invested by the Fund in the Subsidiary or directly in commodity-linked derivative instruments are invested by Nuveen Asset Management in cash equivalents, U.S. government securities and other high-quality short-term debt securities with final terms not exceeding one year at the time of investment. The Fund’s fixed income investments consist primarily of direct and guaranteed obligations of the U.S. government and senior obligations of U.S. government agencies as well as money market securities. The Fund’s investments in cash equivalents and short-term debt securities (other than U.S. government securities) will be rated at all times at the applicable highest short-term or long-term debt or deposit rating or money market fund rating as determined by at least one nationally recognized statistical rating organization or, if unrated, judged by Nuveen Asset Management to be of comparable quality.
Principal Risks
The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Clearing Broker Risk—The failure or bankruptcy of the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, in the case of futures and options on futures, the clearing broker’s customers, such as the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers. In the case of cleared swaps, customers of a clearing broker in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Commodity Risk—Investments in commodity-linked derivative instruments have a high degree of price variability and are subject to rapid and substantial price changes. Because the Fund has a significant portion of its assets concentrated in commodity-linked derivative instruments, developments affecting commodities will have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. Although the Fund’s commodity exposure as a whole will not be leveraged (i.e., the Fund’s commodity investments will have an aggregate notional value substantially equal to its net assets), individual commodity-linked derivative instruments may employ leverage. Such leverage creates the possibility for losses greater than the amount invested and the likelihood of greater volatility of the Fund’s net asset value, and there can be no assurance that the Fund’s use of leverage will be successful.

Counterparty Risk—Certain commodity-linked derivative instruments, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments. The Fund may engage in over-the-counter (“OTC”) derivative transactions; in general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges.

Frequent Trading Risk—Gresham regularly purchases and subsequently sells, i.e. “rolls,” individual commodity futures contracts throughout the year so as to maintain a fully invested position. As the commodity contracts near their expiration dates, Gresham rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Subsidiary pays when it buys and sells contracts, which may detract from the Fund’s performance.

Income Risk—Income from the Fund’s fixed income investments could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s fixed income investments will decline because of rising interest rates.

Non-U.S. Investment Risk—The Fund may invest in commodity futures contracts traded on non-U.S. exchanges or enter into over-the-counter derivative contracts with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risk because they may not be subject to the same degree of regulation as their U.S. counterparts.

Regulatory Risk—The CFTC has adopted amendments to its rules which subject the Fund and the Subsidiary, as well as the Adviser, to regulation by the CFTC. The CFTC has also proposed amendments to its rules, which, upon their compliance dates, will subject the Fund and the Adviser to additional disclosure, reporting and recordkeeping rules, compliance with which is likely to increase Fund expenses. In addition, Gresham’s investment decisions may need to be modified, and commodity contract positions held by the Fund and/or the Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments in commodity-linked derivative instruments. The commodity-linked derivative instruments held by the Subsidiary are the same as those permitted to be held by the Fund and are subject to the same risks that apply if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended, and, unless otherwise noted in this prospectus, is not subject to regulation thereunder. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Tax Risk—The Fund’s ability to make direct and indirect investments in commodity-linked derivative instruments is limited by the Fund’s intention to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. The Fund’s investment in its Subsidiary is intended to allow the Fund to obtain exposure to commodities while permitting it to satisfy the requirements applicable to regulated investment companies under current law. However, if the Fund were to fail to qualify as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders, and all distributions to shareholders from earnings and profits would be taxable to shareholders as dividend income. Income and capital gains earned by the Subsidiary and distributed to the Fund and in turn its shareholders will generally be taxable to shareholders as ordinary income, even if such income and gains would otherwise have qualified for tax-advantaged capital gain treatment. Also, net losses generated by the Subsidiary may not be netted against income or gains earned within the Fund and may not be carried forward for use in future years to offset gains within the Fund or the Subsidiary, which may cause the Fund during a multi-year period to pay taxable distributions when it had experienced no total return or even negative total return over such period. Changes in tax laws could have a material adverse impact on the Fund or the Subsidiary.
Fund Performance
Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.